Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring And Nonrecurring Basis
 The following table presents assets and liabilities measured at fair value (in thousands):

	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
December 31, 2014
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$1,827	$—	$1,827	$—
Obligations of states and political subdivisions	42,096	—	42,096	—
Mortgage-backed securities:
U.S. Government agencies	187,328	—	187,328	—
Private label	1,704	—	1,704	—
Trust preferred securities	9,036	—	7,165	1,871
Corporate securities	7,317	—	7,317	—
Marketable equity securities	3,213	3,213	—	—
Investment funds	1,522	1,522	—	—
Derivative assets	10,253	—	10,253	—

Financial Liabilities
Derivative liabilities	10,253	—	10,253	—

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$6,517	$—	$—	$6,517	$(153)
Other real estate owned	8,179	—	—	8,179	(464)

December 31, 2013
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$2,365	$—	$2,365	$—
Obligations of states and political subdivisions	41,548	—	41,548	—
Mortgage-backed securities:
U.S. Government agencies	278,108	—	278,108	—
Private label	2,197	—	2,197	—
Trust preferred securities	13,156	—	9,269	3,887
Corporate securities	9,128	—	9,128	—
Marketable equity securities	4,673	4,673	—	—
Investment funds	1,485	1,485	—	—
Derivative assets	3,538	—	3,538	—

Financial Liabilities
Derivative liabilities	3,538	—	3,538	—

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$11,714	$—	$—	$11,714	$(880)
Other real estate owned	8,470	—	—	8,470	(1,108)

Schedule Of Reconciliation Of Investment Securities Available For Sale Measured At Fair Value On A Recurring Basis Level 3 Assets
The table below presents a reconcilement of the Company’s financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (in thousands):

	December 31,
	2014	2013

Beginning balance	$3,887	$2,385
Impairment losses on investment securities	—	—
Included in other comprehensive income	(1,862)	4,280
Dispositions	(154)	(2,778)
Transfers into Level 3	—	—
Ending Balance	$1,871	$3,887

Schedule Of Level 3 Financial Assets And Liabilities Measured On A Recurring Basis
The table below presents a reconcilement of the Company's financial assets and liabilities measured at fair value on a nonrecurring basis using significant unobservable inputs (Level 3), which solely relates to impaired loans that were remeasured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral (in thousands).  The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows.  The significant unobservable inputs used in the fair value measurement of collateral for collateral-dependent impaired loans primarily relate to discounts applied to the customers’ reported amount of collateral.  The amount of collateral discount depends upon the marketability of the underlying collateral.  During December 31, 2014 and 2013, collateral discounts ranged from 20% to 30%. During December 31, 2014 and 2013, the Company had no Level 2 financial assets and liabilities that were measured on a nonrecurring basis.

	Year ended December 31,
	2014	2013

Beginning balance	$11,714	$10,679

Loans classified as impaired during the period	—	3,030
Specific valuation allowance allocations	—	(750)
	—	2,280

(Additional) reduction in specific valuation allowance allocations	628	(130)
Paydowns, payoffs, other activity	(5,825)	(1,115)
Ending balance	$6,517	$11,714

Schedule Of OREO Measured And Reported At Fair Value
The table below presents OREO that was remeasured and reported at fair value based on significant unobservable inputs (Level 3) (in thousands):

	2014	2013

Beginning Balance	$8,470	$8,162
OREO remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	5,746	7,012
Charge-offs recognized in the allowance for loan losses	—	(1,565)
Fair value	5,746	5,447
OREO remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	1,632	2,832
Fair value	1,168	1,724
Write-downs included in other non-interest expense	(464)	(1,108)

Acquired	—	3,492
Disposals	(5,573)	(7,523)
Ending Balance	$8,179	$8,470

Schedule Of Estimates Of Fair Value Of Financial Instruments

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2014
Assets:
Cash and cash equivalents	$148,228	$148,228	$148,228	$—	$—
Securities available-for-sale	254,043	254,043	4,735	247,437	1,871
Securities held-to-maturity	90,786	94,191	—	94,191	—
Other securities	9,857	9,857	—	9,857	—
Net loans	2,631,916	2,638,911	—	—	2,638,911
Accrued interest receivable	6,826	6,826	6,826	—	—
Derivative assets	10,253	10,253	—	10,253	—

Liabilities:
Deposits	2,872,787	2,879,126	1,846,124	1,033,002	—
Short-term debt	134,931	134,934	—	134,934	—
Long-term debt	16,495	16,464	—	16,464	—
Derivative liabilities	10,253	10,253	—	10,253	—

December 31, 2013
Assets:
Cash and cash equivalents	$85,876	$85,876	$85,876	$—	$—
Securities available-for-sale	352,660	352,660	6,158	342,615	3,887
Securities held-to-maturity	4,117	5,335	—	5,335	—
Other securities	13,343	13,343	—	13,343	—
Net loans	2,585,622	2,609,524	—	—	2,609,524
Accrued interest receivable	6,866	6,866	6,866	—	—
Derivative assets	3,538	3,538	—	3,538	—

Liabilities:
Deposits	2,785,133	2,793,620	1,707,527	1,086,093	—
Short-term debt	137,798	137,801	—	137,801	—
Long-term debt	16,495	16,495	—	16,495	—
Derivative liabilities	3,538	3,538	—	3,538	—